Expected Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of the lease term or their estimated useful lives
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	40 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years